BROOKFIELD REAL ASSETS SECURITIES FUND
Schedule of Investments (Unaudited)
March 31, 2022

	Shares	Value
COMMON STOCKS - 81.1%
AUSTRALIA - 2.8%
Diversified - 0.3%
The GPT Group	49,394	$190,528
Manufactured Homes - 0.4%
Ingenia Communities Group	56,100	211,789
Office - 0.3%
Dexus	21,105	172,273
Self Storage - 0.2%
National Storage REIT	46,900	94,360
Toll Roads - 1.6%
Transurban Group	91,707	926,605
Total AUSTRALIA		1,595,555
BRAZIL - 1.4%
Rail - 0.6%
Rumo SA (n)	94,983	370,671
Toll Roads - 0.7%
CCR SA	129,714	374,072
Wind & Solar - 0.1%
Omega Energia SA (n)	17,078	42,865
Total BRAZIL		787,608
CANADA - 4.8%
Clean Power - 0.1%
Fortis, Inc.	1,200	59,350
Office - 0.3%
Allied Properties Real Estate Investment Trust	4,605	171,764
Pipelines - 2.4%
Enbridge, Inc.	25,000	1,150,862
Enbridge, Inc.	5,097	234,921
Total Pipelines		1,385,783
Rail - 1.3%
Canadian Pacific Railway Ltd.	8,900	734,553
Residential - 0.6%
InterRent Real Estate Investment Trust	27,248	348,514
Wind & Solar - 0.1%
Boralex, Inc.	1,800	58,342
Total CANADA		2,758,306
CHILE - 0.4%
Water - 0.4%
Aguas Andinas SA	1,056,005	224,542
Total CHILE		224,542
CHINA - 1.6%
Airports - 0.1%
Hainan Meilan International Airport Company Ltd. (n)	37,495	85,447
Communications Infrastructure - 0.3%
China Tower Corporation Ltd. (e)	1,274,500	142,671
Gas Utilities - 0.6%
China Resources Gas Group Ltd.	48,195	202,847
ENN Energy Holdings Ltd.	9,469	141,428
Total Gas Utilities		344,275
Water - 0.5%
Guangdong Investment Ltd.	193,549	263,699
Wind & Solar - 0.1%
China Longyuan Power Group Corporation Ltd.	26,596	59,781
Total CHINA		895,873
DENMARK - 0.3%
Wind & Solar - 0.3%
Orsted A/S (e)	1,000	125,171
Vestas Wind Systems A/S	2,000	58,670
Total Wind & Solar		183,841
Total DENMARK		183,841
FRANCE - 4.0%
Clean Technology - 0.1%
Nexans SA	700	65,507
Hotel - 0.3%
Accor SA (n)	5,238	168,766
Office - 0.8%
Covivio	2,885	229,601
Gecina SA	1,893	238,573
Total Office		468,174
Renewables/Electric Generation - 1.2%
Engie SA	18,100	237,962
Veolia Environnement SA	13,328	427,344
Total Renewables/Electric Generation		665,306
Retail - 1.0%
Unibail-Rodamco-Westfield (n)	7,699	576,714
Toll Roads - 0.5%
Getlink SE	16,800	302,564
Wind & Solar - 0.1%
Neoen SA (e)	900	38,234
Total FRANCE		2,285,265
GERMANY - 0.9%
Airports - 0.2%
Fraport AG Frankfurt Airport Services Worldwide (n)	1,571	87,086
Residential - 0.7%
Vonovia SE	8,860	412,971
Total GERMANY		500,057
HONG KONG - 1.5%
Diversified - 0.9%
Sun Hung Kai Properties Ltd.	29,731	353,724
Swire Properties Ltd.	67,064	165,729
Total Diversified		519,453
Rail - 0.3%
MTR Corporation Ltd.	29,166	157,067
Retail - 0.3%
Wharf Real Estate Investment Company Ltd.	36,672	181,242
Total HONG KONG		857,762
INDIA - 0.0%
Wind & Solar - 0.0%
Azure Power Global Ltd. (n)	1,400	23,296
Total INDIA		23,296
IRELAND - 0.1%
Wind & Solar - 0.1%
Greencoat Renewables PLC	44,200	55,347
Total IRELAND		55,347
ITALY - 2.2%
Clean Technology - 0.1%
RWA Way SpA (e)	13,700	85,641
Renewables/Electric Generation - 0.5%
Hera SpA	80,200	295,471
Toll Roads - 1.3%
Atlantia SpA	35,458	737,267
Wind & Solar - 0.3%
Enel SpA	22,400	149,560
Total ITALY		1,267,939
JAPAN - 3.9%
Diversified - 0.3%
United Urban Investment Corp.	135	155,594
Gas Utilities - 0.4%
Tokyo Gas Company Ltd.	11,327	207,366
Hotel - 0.6%
Invincible Investment Corp.	511	176,368
Japan Hotel REIT Investment Corp.	331	168,752
Total Hotel		345,120
Industrial - 1.2%
GLP J-REIT	229	347,966
LaSalle Logiport REIT	71	102,122
Mitsui Fudosan Logistics Park, Inc.	57	268,792
Total Industrial		718,880
Office - 0.3%
Mitsui Fudosan Company Ltd.	7,573	162,080
Rail - 1.1%
East Japan Railway Co.	8,000	463,020
West Japan Railway Co.	4,344	179,997
Total Rail		643,017
Total JAPAN		2,232,057
MEXICO - 0.9%
Airports - 0.9%
Grupo Aeroportuario del Pacifico SAB de CV	30,556	492,568
Total MEXICO		492,568
NEW ZEALAND - 0.1%
Clean Power - 0.1%
Mercury NZ Ltd.	14,000	57,472
Total NEW ZEALAND		57,472
SINGAPORE - 0.8%
Diversified - 0.8%
CapitaLand Integrated Commercial Trust	129,711	214,586
City Developments Ltd.	41,008	237,056
Total Diversified		451,642
Total SINGAPORE		451,642
SPAIN - 3.8%
Airports - 0.9%
Aena SME SA (e) (n)	3,012	502,104
Communications Infrastructure - 1.1%
Cellnex Telecom SA (e)	12,800	615,996
Diversified - 0.7%
Merlin Properties Socimi SA	34,318	401,220
Toll Roads - 0.6%
Ferrovial SA	12,584	334,671
Wind & Solar - 0.5%
Atlantica Sustainable Infrastructure PLC	1,800	63,126
Corp ACCIONA Energias Renovables SA	1,600	59,148
EDP Renovaveis SA	2,000	51,422
Iberdrola SA	12,583	137,533
Total Wind & Solar		311,229
Total SPAIN		2,165,220
SWEDEN - 0.3%
Diversified - 0.3%
Hufvudstaden AB	12,260	174,018
Total SWEDEN		174,018
UNITED KINGDOM - 5.2%
Electricity Transmission & Distribution - 1.5%
National Grid PLC	57,003	876,032
Industrial - 0.3%
Tritax EuroBox PLC (e)	117,509	162,527
Office - 0.4%
Derwent London PLC	5,181	217,479
Renewables/Electric Generation - 1.2%
Drax Group PLC	13,200	135,743
SSE PLC	23,164	529,274
Total Renewables/Electric Generation		665,017
Residential - 0.4%
The UNITE Group PLC	17,082	258,748
Retail - 1.2%
Capital & Counties Properties PLC	121,887	278,139
Hammerson PLC	337,716	146,490
Shaftesbury PLC	32,830	264,915
Total Retail		689,544
Water Sustainability - 0.2%
Severn Trent PLC	2,200	88,669
Total UNITED KINGDOM		2,958,016
UNITED STATES - 46.1%
Clean Power - 0.2%
Exelon Corp.	2,400	114,312
Clean Technology - 0.1%
Itron, Inc. (n)	1,100	57,948
Communications - 2.5%
Crown Castle International Corp.	5,200	959,920
SBA Communications Corp.	1,300	447,330
Total Communications		1,407,250
Datacenters - 0.9%
Digital Realty Trust, Inc.	3,755	532,459
Electricity Transmission & Distribution - 3.5%
CenterPoint Energy, Inc.	19,500	597,480
PG&E Corp. (n)	38,420	458,735
Sempra Energy	5,500	924,660
Total Electricity Transmission & Distribution		1,980,875
Gas Utilities - 1.9%
Atmos Energy Corp.	4,300	513,807
NiSource, Inc.	18,865	599,907
Total Gas Utilities		1,113,714
Healthcare - 2.8%
Healthpeak Properties, Inc.	12,100	415,393
Ventas, Inc.	8,410	519,402
Welltower, Inc.	6,673	641,542
Total Healthcare		1,576,337
Hotel - 1.4%
Park Hotels & Resorts, Inc.	20,950	409,154
Pebblebrook Hotel Trust	15,959	390,676
Total Hotel		799,830
Industrial - 2.3%
Americold Realty Trust	9,618	268,150
Prologis, Inc.	6,352	1,025,721
Total Industrial		1,293,871
Manufactured Homes - 0.6%
Sun Communities, Inc.	1,944	340,764
Midstream - 4.3%
Cheniere Energy, Inc.	6,387	885,557
Equitrans Midstream Corp.	53,236	449,312
Targa Resources Corp.	11,638	878,320
The Williams Companies, Inc.	7,204	240,686
Total Midstream		2,453,875
Net Lease - 1.9%
Agree Realty Corp.	4,100	272,076
EPR Properties	6,500	355,615
VICI Properties, Inc.	16,464	468,565
Total Net Lease		1,096,256
Office - 1.2%
Alexandria Real Estate Equities, Inc.	1,330	267,662
Highwoods Properties, Inc.	5,650	258,431
Kilroy Realty Corp.	2,452	187,382
Total Office		713,475
Pipeline (MLP) - 2.4%
Energy Transfer LP	21,621	241,939
Enterprise Products Partners LP	9,170	236,678
Magellan Midstream Partners LP	4,567	224,103
MPLX LP	6,628	219,917
Plains All American Pipeline LP	20,627	221,946
Western Midstream Partners LP	8,673	218,733
Total Pipeline (MLP)		1,363,316
Pipelines - 1.0%
Kinder Morgan, Inc.	12,667	239,533
Plains GP Holdings LP	29,800	344,190
Total Pipelines		583,723
Rail - 1.4%
CSX Corp.	21,000	786,450
Renewables/Electric Generation - 9.9%
Ameren Corp.	3,195	299,563
CMS Energy Corp.	2,566	179,466
Dominion Energy, Inc.	13,800	1,172,586
Entergy Corp.	6,154	718,480
FirstEnergy Corp.	19,785	907,340
NextEra Energy, Inc.	19,100	1,617,961
Xcel Energy, Inc.	10,400	750,568
Total Renewables/Electric Generation		5,645,964
Residential - 4.1%
American Homes 4 Rent	6,104	244,343
Essex Property Trust, Inc.	1,704	588,698
Invitation Homes, Inc.	12,600	506,268
Mid-America Apartment Communities, Inc.	2,194	459,533
UDR, Inc.	9,419	540,368
Total Residential		2,339,210
Retail - 1.6%
Federal Realty Investment Trust	2,600	317,382
Simon Property Group, Inc.	4,375	575,575
Total Retail		892,957
Self Storage - 1.1%
Public Storage	1,660	647,865
Water Sustainability - 0.4%
American Water Works Company, Inc.	600	99,318
Essential Utilities, Inc.	1,400	71,582
Xylem, Inc.	600	51,156
Total Water Sustainability		222,056
Wind & Solar - 0.6%
Clearway Energy, Inc.	3,500	127,785
Enphase Energy, Inc. (n)	400	80,712
NextEra Energy Partners LP	800	66,688
Sunrun, Inc. (n)	2,200	66,814
Total Wind & Solar		341,999
Total UNITED STATES		26,304,506
Total COMMON STOCKS
(Cost $37,840,667)		46,270,890
CONVERTIBLE PREFERRED STOCKS - 1.0%
UNITED STATES - 1.0%
Hotel - 0.2%
RLJ Lodging Trust, Series A, 1.95%	4,603	126,813
Net Lease - 0.3%
EPR Properties, Series C, 5.75%	6,023	155,574
Office - 0.3%
Equity Commonwealth, Series D, 6.50%	4,915	135,408
Retail - 0.2%
RPT Realty, Series D, 7.25%	2,270	134,585
Total UNITED STATES		552,380
Total CONVERTIBLE PREFERRED STOCKS
(Cost $545,395)		552,380
	Principal Amount (000s)	Value
REAL ASSET DEBT - 6.9%
BRAZIL - 0.1%
Metals & Mining - 0.1%
Vale Overseas Ltd., 3.75%, 07/08/30	$40	$38,522
Total BRAZIL		38,522
CANADA - 0.5%
Basic Industrial - 0.1%
Cascades, Inc., 5.38%, 01/15/28 (e)	20	19,975
Methanex Corp., 5.25%, 12/15/29	10	10,193
NOVA Chemicals Corp., 4.25%, 05/15/29 (e)	20	18,421
Total Basic Industrial		48,589
Energy - 0.1%
Baytex Energy Corp., 8.75%, 04/01/27 (e)	5	5,362
MEG Energy Corp., 6.50%, 01/15/25 (e)	5	5,081
MEG Energy Corp., 7.13%, 02/01/27 (e)	20	20,940
Total Energy		31,383
Infrastructure Services - 0.0%
GFL Environmental, Inc., 3.50%, 09/01/28 (e)	20	18,806
Media - 0.1%
Videotron Ltd., 3.63%, 06/15/29 (e)	30	27,600
Metals & Mining - 0.0%
Hudbay Minerals, Inc., 4.50%, 04/01/26 (e)	10	9,750
Oil Gas Transportation & Distribution - 0.1%
Parkland Corp., 4.50%, 10/01/29 (e)	20	18,543
TransCanada PipeLines Ltd., 2.72% (3 Month LIBOR USD + 2.21%), 05/15/67 (v)	50	41,375
Total Oil Gas Transportation & Distribution		59,918
Utility - 0.1%
Emera, Inc., 6.75% (3 Month LIBOR USD + 5.44%), 06/15/76 (v)	35	36,837
Total CANADA		232,883
FRANCE - 0.0%
Telecommunication Services - 0.0%
Altice France SA, 5.50%, 01/15/28 (e)	20	18,546
Total FRANCE		18,546
GERMANY - 0.0%
Basic Industrial - 0.0%
Mercer International, Inc., 5.13%, 02/01/29	10	9,650
Total GERMANY		9,650
NETHERLANDS - 0.0%
Media - 0.0%
UPC Broadband Finco BV, 4.88%, 07/15/31 (e)	10	9,453
VZ Secured Financing BV, 5.00%, 01/15/32 (e)	10	9,350
Ziggo Bond Company BV, 5.13%, 02/28/30 (e)	10	9,306
Total Media		28,109
Total NETHERLANDS		28,109
SPAIN - 0.1%
Utility - 0.1%
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28 (e)	40	38,546
Total SPAIN		38,546
UNITED KINGDOM - 0.1%
Energy - 0.0%
BP Capital Markets PLC, 4.88% (Fixed until 06/22/30, then 5 Year U.S. Treasury Yield Curve + 4.40%), Perpetual (v)	10	10,025
Media - 0.1%
Virgin Media Secured Finance PLC, 4.50%, 08/15/30 (e)	40	37,300
Total UNITED KINGDOM		47,325
UNITED STATES - 6.1%
Basic Industrial - 0.1%
Hexion, Inc., 7.88%, 07/15/27 (e)	20	21,094
Resolute Forest Products, Inc., 4.88%, 03/01/26 (e)	10	9,622
Tronox, Inc., 4.63%, 03/15/29 (e)	15	14,025
Total Basic Industrial		44,741
Construction & Building Materials - 0.3%
Ashton Woods USA LLC, 6.63%, 01/15/28 (e)	20	20,491
Beazer Homes USA, Inc., 5.88%, 10/15/27	20	19,325
Builders FirstSource, Inc., 5.00%, 03/01/30 (e)	10	9,892
KB Home, 4.00%, 06/15/31	20	18,099
M/I Homes, Inc., 4.95%, 02/01/28	20	18,850
Shea Homes LP, 4.75%, 04/01/29 (e)	20	18,705
Standard Industries, Inc., 3.38%, 01/15/31 (e)	15	13,144
Taylor Morrison Communities, Inc., 5.88%, 06/15/27 (e)	20	20,800
Total Construction & Building Materials		139,306
Diversified - 0.1%
Forestar Group, Inc., 5.00%, 03/01/28 (e)	40	37,500
The Howard Hughes Corp., 5.38%, 08/01/28 (e)	40	40,159
Total Diversified		77,659
Energy - 0.7%
Antero Resources Corp., 5.38%, 03/01/30 (e)	10	10,225
Apache Corp., 4.25%, 01/15/30	30	30,450
California Resources Corp., 7.13%, 02/01/26 (e)	17	17,668
Callon Petroleum Co., 6.38%, 07/01/26	9	8,949
Callon Petroleum Co., 8.25%, 07/15/25	10	10,100
Chesapeake Energy Corp., 5.50%, 02/01/26 (e)	15	15,369
Civitas Resources, Inc., 5.00%, 10/15/26 (e)	10	9,913
Comstock Resources, Inc., 6.75%, 03/01/29 (e)	30	30,947
Continental Resources, Inc., 5.75%, 01/15/31 (e)	21	22,970
Crescent Energy Finance LLC, 7.25%, 05/01/26 (e)	10	10,047
Devon Energy Corp., 7.95%, 04/15/32	10	12,981
Diamondback Energy, Inc., 4.25%, 03/15/52	20	19,756
Endeavor Energy Resources LP, 6.63%, 07/15/25 (e)	20	20,750
EQT Corp., 7.50%, 02/01/30	21	24,317
Moss Creek Resources Holdings, Inc., 10.50%, 05/15/27 (e)	15	14,704
Occidental Petroleum Corp., 4.40%, 04/15/46	50	47,500
Occidental Petroleum Corp., 8.88%, 07/15/30	48	61,440
Range Resources Corp., 8.25%, 01/15/29	10	10,959
Southwestern Energy Co., 5.38%, 02/01/29	32	32,520
Transocean Proteus Ltd., 6.25%, 12/01/24 (e)	28	27,294
Total Energy		438,859
Health Facilities - 0.3%
CHS/Community Health Systems, Inc., 4.75%, 02/15/31 (e)	55	51,975
HCA, Inc., 3.50%, 09/01/30	60	57,734
Tenet Healthcare Corp., 6.13%, 10/01/28 (e)	60	60,975
Total Health Facilities		170,684
Infrastructure Services - 0.1%
Mueller Water Products, Inc., 4.00%, 06/15/29 (e)	10	9,538
Terex Corp., 5.00%, 05/15/29 (e)	10	9,593
United Rentals North America, Inc., 3.88%, 02/15/31	20	18,850
United Rentals North America, Inc., 5.50%, 05/15/27	20	20,686
Total Infrastructure Services		58,667
Leisure - 0.6%
Boyd Gaming Corp., 4.75%, 12/01/27	13	12,898
Boyd Gaming Corp., 4.75%, 06/15/31 (e)	30	28,912
Caesars Resort Collection LLC, 5.75%, 07/01/25 (e)	20	20,498
Cedar Fair LP, 5.50%, 05/01/25 (e)	40	41,077
GLP Capital LP, 4.00%, 01/15/30	40	38,824
MGM Growth Properties Operating Partnership LP, 4.50%, 09/01/26	40	40,200
Park Intermediate Holdings LLC, 5.88%, 10/01/28 (e)	30	29,850
RHP Hotel Properties LP, 4.50%, 02/15/29 (e)	10	9,400
Scientific Games International, Inc., 5.00%, 10/15/25 (e)	20	20,500
Scientific Games International, Inc., 8.25%, 03/15/26 (e)	20	20,825
Six Flags Entertainment Corp., 5.50%, 04/15/27 (e)	20	20,013
Station Casinos LLC, 4.50%, 02/15/28 (e)	20	19,044
Station Casinos LLC, 4.63%, 12/01/31 (e)	5	4,573
VICI Properties LP, 4.63%, 12/01/29 (e)	40	40,000
Wynn Las Vegas LLC, 5.50%, 03/01/25 (e)	10	10,000
Total Leisure		356,614
Media - 0.5%
Cable One, Inc., 4.00%, 11/15/30 (e)	50	46,111
CCO Holdings LLC, 4.75%, 03/01/30 (e)	100	95,964
Charter Communications Operating LLC, 3.70%, 04/01/51	25	20,592
CSC Holdings LLC, 4.63%, 12/01/30 (e)	30	25,089
CSC Holdings LLC, 4.50%, 11/15/31 (e)	40	35,800
DIRECTV Holdings LLC, 5.88%, 08/15/27 (e)	20	19,686
DISH DBS Corp., 5.13%, 06/01/29	20	17,032
DISH DBS Corp., 5.25%, 12/01/26 (e)	10	9,519
GCI LLC, 4.75%, 10/15/28 (e)	10	9,791
Total Media		279,584
Metals & Mining - 0.1%
Cleveland-Cliffs, Inc., 6.75%, 03/15/26 (e)	10	10,500
Freeport-McMoRan, Inc., 4.25%, 03/01/30	40	40,267
Total Metals & Mining		50,767
Oil Gas Transportation & Distribution - 1.1%
Antero Midstream Partners LP, 5.38%, 06/15/29 (e)	30	29,969
Blue Racer Midstream LLC, 6.63%, 07/15/26 (e)	10	10,157
Buckeye Partners LP, 4.13%, 12/01/27	20	19,100
Cheniere Energy, Inc., 4.63%, 10/15/28	30	30,225
Crestwood Midstream Partners LP, 5.63%, 05/01/27 (e)	10	9,908
DCP Midstream Operating LP, 5.85% (3 Month LIBOR USD + 3.85%), 05/21/43 (e) (v)	20	18,609
DCP Midstream Operating LP, 5.60%, 04/01/44	20	21,015
DT Midstream, Inc., 4.13%, 06/15/29 (e)	20	19,176
Energy Transfer LP, 3.33% (3 Month LIBOR USD + 3.02%), 11/01/66 (v)	50	41,580
Energy Transfer LP, 6.75% (Fixed until 05/15/25 then 5 Year U.S. Treasury Yield Curve + 5.13%), Perpetual (v)	12	11,670
Energy Transfer LP, 7.13% (Fixed until 05/15/30 then 5 Year U.S. Treasury Yield Curve + 5.31%), Perpetual (v)	12	11,760
EnLink Midstream LLC, 5.38%, 06/01/29	40	40,000
EQM Midstream Partners LP, 4.50%, 01/15/29 (e)	60	56,443
Ferrellgas LP, 5.38%, 04/01/26 (e)	10	9,497
Genesis Energy LP, 6.50%, 10/01/25	20	19,726
Global Partners LP, 7.00%, 08/01/27	20	20,000
Holly Energy Partners LP, 5.00%, 02/01/28 (e)	58	55,027
MPLX LP, 6.88% (Fixed until 02/15/23 then 3 Month LIBOR USD + 4.65%), Perpetual (v)	40	39,200
NuStar Logistics LP, 5.75%, 10/01/25	18	18,338
Plains All American Pipeline LP, 6.13% (Fixed until 11/15/22 then 3 Month LIBOR USD + 4.11%), Perpetual (v)	10	8,480
Suburban Propane Partners LP, 5.00%, 06/01/31 (e)	19	17,813
Sunoco LP, 4.50%, 05/15/29	9	8,491
Tallgrass Energy Partners LP, 6.00%, 12/31/30 (e)	41	39,784
Targa Resources Partners LP, 4.88%, 02/01/31	15	15,150
Western Midstream Operating LP, 4.75%, 08/15/28	50	51,607
Total Oil Gas Transportation & Distribution		622,725
Other Real Estate - 0.0%
Wynn Resorts Finance LLC, 5.13%, 10/01/29 (e)	10	9,400
Real Estate - 0.6%
American Homes 4 Rent LP, 3.38%, 07/15/51	40	33,225
EPR Properties, 3.75%, 08/15/29	30	28,085
Global Net Lease, Inc., 3.75%, 12/15/27 (e)	10	9,231
Iron Mountain, Inc., 4.88%, 09/15/29 (e)	25	23,797
iStar, Inc., 5.50%, 02/15/26	60	60,900
LXP Industrial Trust, 2.70%, 09/15/30	45	41,525
Mid-America Apartments LP, 2.88%, 09/15/51	45	37,666
RLJ Lodging Trust LP, 3.75%, 07/01/26 (e)	35	33,250
Service Properties Trust, 4.35%, 10/01/24	15	14,461
Service Properties Trust, 4.95%, 10/01/29	15	12,938
Starwood Property Trust, Inc., 3.63%, 07/15/26 (e)	65	62,067
Total Real Estate		357,145
Telecommunication Services - 0.9%
American Tower Corp., 3.10%, 06/15/50	45	36,342
Cablevision Lightpath LLC, 3.88%, 09/15/27 (e)	65	60,775
Cogent Communications Group, Inc., 3.50%, 05/01/26 (e)	10	9,500
Consolidated Communications, Inc., 6.50%, 10/01/28 (e)	40	36,856
Crown Castle International Corp., 3.25%, 01/15/51	43	35,575
Frontier Communications Holdings LLC, 5.00%, 05/01/28 (e)	55	52,800
Level 3 Financing, Inc., 4.63%, 09/15/27 (e)	85	80,637
SBA Communications Corp., 3.88%, 02/15/27	30	29,219
T-Mobile USA, Inc., 4.75%, 02/01/28	29	29,551
T-Mobile USA, Inc., 3.50%, 04/15/31	37	34,872
T-Mobile USA, Inc., 3.40%, 10/15/52 (e)	25	21,364
Windstream Escrow LLC, 7.75%, 08/15/28 (e)	20	20,250
Zayo Group Holdings, Inc., 4.00%, 03/01/27 (e)	35	32,208
Total Telecommunication Services		479,949
Utility - 0.7%
American Electric Power Company, Inc., 3.25%, 03/01/50	40	34,435
Calpine Corp., 5.13%, 03/15/28 (e)	55	52,392
Clearway Energy Operating LLC, 3.75%, 02/15/31 (e)	45	42,079
CMS Energy Corp., 4.75% (5 Year U.S. Treasury Yield Curve + 4.12%), 06/01/50 (v)	30	29,700
FirstEnergy Corp., 3.40%, 03/01/50	45	37,903
NextEra Energy Capital Holdings, Inc., 3.80% (5 Year U.S. Treasury Yield Curve + 2.55%), 03/15/82 (v)	15	13,803
NRG Energy, Inc., 3.63%, 02/15/31 (e)	57	50,137
Pacific Gas and Electric Co., 4.95%, 07/01/50	40	37,658
Pattern Energy Operations LP, 4.50%, 08/15/28 (e)	36	34,920
PPL Capital Funding, Inc., 3.66% (3 Month LIBOR USD + 2.67%), 03/30/67 (v)	19	16,673
Sempra Energy, 4.88% (Fixed until 10/15/25 then 5 Year U.S. Treasury Yield Curve + 4.55%), Perpetual (v)	20	20,100
Sempra Infrastructure Partners LP, 3.25%, 01/15/32 (e)	10	9,237
WEC Energy Group, Inc., 2.62% (3 Month LIBOR USD + 2.11%), 05/15/67 (v)	50	42,400
Total Utility		421,437
Total UNITED STATES		3,507,537
Total REAL ASSET DEBT
(Cost $4,089,964)		3,921,118
	Shares	Value
PREFERRED STOCKS - 2.6%
UNITED STATES - 2.6%
Diversified - 0.2%
Armada Hoffler Properties, Inc., Series A, 6.75%	2,446	$63,547
PS Business Parks, Inc., Series Z, 4.88%	2,000	46,980
Total Diversified		110,527
Hotel - 0.4%
Hersha Hospitality Trust, Series D, 6.50%	5,525	122,379
Pebblebrook Hotel Trust, Series G, 6.38%	1,675	41,372
Sunstone Hotel Investors, Inc., Series I, 5.70%	1,775	40,523
Total Hotel		204,274
Industrial - 0.2%
Rexford Industrial Realty, Inc., Series C, 5.63%	5,554	139,072
Manufactured Homes - 0.2%
UMH Properties, Inc., Series D, 6.38%	4,200	107,310
Mortgage REIT - 0.3%
KKR Real Estate Finance Trust, Inc., Series A, 6.50%	5,950	145,180
Net Lease - 0.4%
Agree Realty Corp., Series A, 4.25%	2,870	57,056
EPR Properties, Series G, 5.75%	2,647	63,528
Global Net Lease, Inc., Series B, 6.88%	4,872	122,043
Total Net Lease		242,627
Office - 0.3%
Office Properties Income Trust, 6.38%	4,102	101,894
Vornado Realty Trust, Series N, 5.25%	4,280	99,424
Total Office		201,318
Real Estate - 0.2%
Hudson Pacific Properties, Inc., Series C, 4.75%	4,385	94,409
Retail - 0.2%
Saul Centers, Inc., Series E, 6.00%	2,505	62,997
Urstadt Biddle Properties, Inc., Series K, 5.88%	2,577	64,709
Total Retail		127,706
Self Storage - 0.2%
Public Storage, Series P, 4.00%	4,272	87,533
Public Storage, Series Q, 3.95%	2,200	44,770
Total Self Storage		132,303
Total UNITED STATES		1,504,726
Total PREFERRED STOCKS
(Cost $1,554,737)		1,504,726
Total Investments - 91.6%
(Cost $44,030,763)		52,249,114
Other Assets in Excess of Liabilities - 8.4%		4,812,926
TOTAL NET ASSETS - 100.0%		$57,062,040
The following notes should be read in conjunction with the accompanying Schedule of Investments.
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
LP — Limited Partnership
MLP — Master Limited Partnership
USD — United States Dollar
(e) — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022, the total value of all such securities was $3,881,158 or 6.8% of net assets.

(n) — Non-income producing security.
(v) — Variable rate security—Interest rate is based on reference rate and spread or based on the underlying assets. Interest rate may also be subject to a cap or floor.

TOTAL RETURN SWAP CONTRACT
Reference Entity	Counterparty	Long/Short	Financing Rate	Entry Fee(1)	Exit Fee(2)	Payment Frequency	Termination Date	Notional Amount	Unrealized Depreciation
MSCO Radar Dynamic Roll Index ER(3)	Morgan Stanley	Long	0.00%	0.15%	0.15%	Monthly	3/31/2023	$3,200,414	$(44,927)

(1) Entry fee incurs when the Fund puts on new swap exposure. It is a trading cost and incorporated in the cost of the swap.
(2) Exit fee incurs when the Fund terminates the swap exposure. It is incorporated into daily valuation of the swap.
(3) At March 31, 2022, a list of the MSCO Radar Dynamic Roll Index ER components and their weightings were as follows:

Component Description	Expiration	Ticker	Contract** Value	Value of Index	Weightings
LME Primary Aluminum Future	February 2023	LAG23	0.110	$21	2.6%
ICE Brent Crude Oil Future	June 2022	COM2	0.007	43	5.4%
NYBOT CSC Cocoa Future	March 2023	CCH3	0.015	4	0.5%
NYBOT CSC Coffee Future	March 2023	KCH3	0.001	3	0.4%
LME Copper Future	December 2022	LPZ22	0.912	58	7.2%
CBOT Corn Future	December 2022	C Z2	0.034	34	4.2%
NYBOT CSC Number 2 Cotton Future	December 2022	CTZ2	0.002	10	1.2%
CME Feeder Cattle Future	January 2023	FCF3	0.003	12	1.5%
ICE Gass Oil Future	May 2022	QSK2	0.096	61	7.6%
COMEX Gold 100 Troy Ounces Future	June 2022	GCM2	0.141	48	5.9%
NYMEX NY Harbor ULSD Futures	May 2022	HOK2	0.012	24	2.9%
LME Lead Future	October 2022	LLV2	0.174	48	6.0%
CME Lean Hogs Future	October 2022	LHV2	0.001	4	0.5%
CME Live Cattle Future	June 2022	LCM2	0.002	9	1.1%
NYMEX Henry Hub Natural Gas Future	March 2023	NGH23	0.000	10	1.3%
LME Nickel Future	July 2022	LNN2	2.585	52	6.4%
NYMEX Palladium Future	June 2022	PAM2	0.144	42	5.2%
NYMEX Platinum Future	July 2022	PLN2	0.066	43	5.3%
NYMEX Reformulated Gasoline Blend	October 2022	XBV2	0.026	62	7.7%
KCBT Hard Red Winter Wheat Future	July 2022	KWN2	0.018	11	1.4%
COMEX Silver Future	July 2022	SIN2	0.002	49	6.1%
CBOT Soybean Future	March 2022	S H3	0.081	37	4.6%
CBOT Soybean Meal Future	December 2022	SMZ2	0.012	19	2.3%
CBOT Soybean Oil Future	December 2022	BOZ2	0.001	7	0.9%
NYBOT CSC Number 11 World Sugar Future	July 2022	SBN2	0.001	39	4.8%
NYMEX Light Sweet Crude Oil Future	June 2022	CLM2	0.003	21	2.7%
CBOT Wheat Future	July 2022	W N2	0.007	5	0.6%
LME Zinc Future	March 2023	LXH3	0.175	30	3.7%
				$806	100.0%

** Contract value represents the number of units of the underlying component in one unit of the Index at creation. The contract value is calculated by multiplying each component’s weight by the starting price of the Index and dividing by the starting price of the component’s index. The contract value will differ depending on the date the swap is initiated.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Board has adopted procedures for the valuation of each Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$-	$1,595,555	$-	$1,595,555
Brazil	787,608	-	-	787,608
Canada	2,758,306	-	-	2,758,306
Chile		224,542	-	224,542
China	-	895,873	-	895,873
Denmark	-	183,841	-	183,841
France	-	2,285,265	-	2,285,265
Germany	-	500,057	-	500,057
Hong Kong	-	857,762	-	857,762
India	23,296	-	-	23,296
Ireland	-	55,347	-	55,347
Italy	-	1,267,939	-	1,267,939
Japan	-	2,232,057	-	2,232,057
Mexico	492,568	-	-	492,568
New Zealand	-	57,472	-	57,472
Singapore	-	451,642	-	451,642
Spain	63,126	2,102,094	-	2,165,220
Sweden	-	174,018	-	174,018
United Kingdom	146,490	2,811,526	-	2,958,016
United States	26,304,506	-	-	26,304,506
Total Common Stocks	30,575,900	15,694,990	-	46,270,890
Convertible Preferred Stock:
United States	552,380	-	-	552,380
Real Asset Debt:
Brazil	-	38,522		38,522
Canada	-	232,883	-	232,883
France	-	18,546	-	18,546
Germany	-	9,650	-	9,650
Netherlands	-	28,109	-	28,109
Spain	-	38,546	-	38,546
United Kingdom	-	47,325	-	47,325
United States	-	3,507,537	-	3,507,537
Total Real Asset Debt	-	3,921,118	-	3,921,118

Preferred Stock:
United States	1,504,726	-	-	1,504,726

Total	$32,633,006	$19,616,108	$-	$52,249,114

Other Financial Instruments: *	Level 1	Level 2	Level 3	Total
Swap Contracts	-	(44,927)	-	(44,927)
Total	$-	$(44,927)	$-	$(44,927)

* Other financial instrument includes a total return swap contract which is reflected at the net unrealized appreciation (depreciation) on the instruments.